15. RELATED PARTY TRANSACTIONS: Schedule of Changes in the advance and note to affiliates (Tables)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Tables/Schedules
Schedule of Changes in the advance and note to affiliates

	Activity	Short-term	Long-term	Note Receivable
	Type	Advance ($)	Advance ($)	/Affiliates ($)	Total ($)
Balances as of December 31, 2024		1,918,918	15,864,209	341,850	18,124,977
Additions to the advance to affiliates during the period
Adv. to Epazz, Inc. during 2025		–	10,615,853	–	10,615,853
Transfer from long-term to current	(A)	11,350,000	(11,350,000)
Total additions during the period		11,350,000	(734,147)	–	10,615,853
Less, services provided by Epazz, Inc. during the period
Programming and support fees	(A)	2,812,530	–	–	2,812,530
Wages and benefits	(A)	1,360,843	–	–	1,360,843
Product development costs	(B)	–	–	–	–
Total services provided during the year		4,173,373	–	–	4,173,373
Balances as of December 31, 2025		9,095,545	$15,130,062	341,850	24,567,457

	Activity	Short-term	Long-term	Notes
	Type	Advance	Advance	Receivable
				from Affiliates
Balances as of December 31, 2023		$2,500,000	$4,623,155	$341,850
Additions to the advance to affiliates during the year
Advances to Epazz, Inc. during the year	(A)	1,000,000	9,015,900	–
Total additions during the year		1,000,000	9,015,900	–
Less, services provided by Epazz, Inc. during the year
Programming and support fees	(A)	222,010	–	–
Wages and benefits	(A)	325,607	–	–
Product development costs	(B)	1,033,465	–	–
Total services provided during the year		1,581,082	–	–
Balances as of December 31, 2024		$1,918,918	$13,639,055	$341,850